Leases - Navios Holdings Operating Lease Assets and Liabilities (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Operating lease assets		$ 227,962	$ 264,005
Operating lease liabilities, current portion		81,415	87,103
Operating lease liabilities, net of current portion		193,351	226,329
Charter-in contracts
Operating lease assets	[1]	219,574	255,153
Operating lease liabilities, current portion		81,276	86,636
Operating lease liabilities, net of current portion		185,092	217,932
Land lease agreements
Operating lease assets		7,878	7,660
Operating lease liabilities, current portion		(199)	(218)
Operating lease liabilities, net of current portion		8,077	7,878
Office lease agreements
Operating lease assets		510	1,192
Operating lease liabilities, current portion		338	685
Operating lease liabilities, net of current portion		181	519
Dry Bulk Vessel Operations
Operating lease assets		219,574	255,153
Operating lease liabilities, current portion		81,276	86,636
Operating lease liabilities, net of current portion		185,092	217,932
Dry Bulk Vessel Operations | Charter-in contracts
Operating lease assets	[1]	219,574	255,153
Operating lease liabilities, current portion		81,276	86,636
Operating lease liabilities, net of current portion		185,092	217,932
Logistic Business
Operating lease assets		8,388	8,852
Operating lease liabilities, current portion		139	467
Operating lease liabilities, net of current portion		8,258	8,397
Logistic Business | Land lease agreements
Operating lease assets		7,878	7,660
Operating lease liabilities, current portion		(199)	(218)
Operating lease liabilities, net of current portion		8,077	7,878
Logistic Business | Office lease agreements
Operating lease assets		510	1,192
Operating lease liabilities, current portion		338	685
Operating lease liabilities, net of current portion		$ 181	$ 519

[1]	Based on the net present value of the remaining charter-in and rental payments for existing operating leases.